Plant, property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Gain (loss) from disposal operation	$ 39	$ 300